PROPERTY AND EQUIPMENT, NET (Tables)	3 Months Ended
Mar. 31, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

The following summarizes property and equipment as of March 31, 2024 and December 31, 2023:

	2024	2023
Software and computer equipment	$759,031	$809,031
Furniture and fixtures	230,883	230,883
Vehicles	59,545	59,545
Equipment	15,873	15,873
	1,065,332	1,115,332
Less accumulated depreciation	(898,666)	(881,024)
Property and equipment, net	$166,666	$234,308

SCHEDULE OF CAPITALIZED SOFTWARE DEVELOPMENT COSTS
Capitalized software development costs	$382,342
Less accumulated amortization	(18,463)
Capitalized software development costs, net	$363,879